Loss per share (Tables)	6 Months Ended
Jun. 30, 2024
Schedule of loss per share
	June 30, 2024	June 30, 2023
	#	#
Warrants	8,974,043	10,399,782
Share Options	3,107,880	2,712,386
PSUs	—	400,000
	12,081,923	13,512,168